INTANGIBLE ASSETS (Details 2) (Intangible assets, excluding land use rights, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Intangible assets, excluding land use rights
Estimated annual amortization expenses
2013	$ 165
2014	165
2015	165
2016	165
2017	$ 165